Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Fair Value Measurement Hierarchy (Details) - MYR (RM)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through profit or loss		RM 72,793
Financial assets, at fair value through other comprehensive income	127,618,662	38,368,829
Financial liabilities, at fair value through profit or loss	148,887	1,964,335
Quoted prices in active markets (Level 1) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through profit or loss
Financial assets, at fair value through other comprehensive income	4,036,772	36
Financial liabilities, at fair value through profit or loss
Significant observable inputs (Level 2) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through profit or loss
Financial assets, at fair value through other comprehensive income
Financial liabilities, at fair value through profit or loss	148,887	1,964,335
Significant unobservable inputs (Level 3) [Member]
Schedule of Fair Value Measurement Hierarchy [Line Items]
Financial assets, at fair value through profit or loss		72,793
Financial assets, at fair value through other comprehensive income	123,581,890	38,368,793
Financial liabilities, at fair value through profit or loss